CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
CASH FLOWS - OPERATING ACTIVITIES
Net profit for the period	$ 158,184		$ 85,309
Income and expense items not involving cash flows:
Depreciation and amortization	166,499		148,864
Other expense, net	7,237		4,117
Changes in assets and liabilities, net:
Trade accounts receivable	19,186		(1,382)
Other current assets	16,797		620
Inventories	9,857		(11,873)
Other long term assets	8,978		63
Trade accounts payable	(2,990)		(2,959)
Deferred revenue	11,311		1,179
Employee related liabilities and other current liabilities	2,229		9,298
Long-term employee related liabilities	3,722		607
Other long-term liabilities	3,342		(4,414)
Increase (decrease) in customers' advances, net	282,582		(12,908)
Net cash provided by operating activities	686,934	[1]	216,521
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(342,953)		(222,093)
Deposits and other investments, net	(330,000)		16,470
Net cash used in investing activities	(672,953)		(205,623)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds from loans	0		13,808
Loans repayment	0		(19,819)
Principal payments on account of capital lease obligation	(15,693)		(15,759)
Net cash used in financing activities	(15,693)		(21,770)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	(2,469)		4,271
DECREASE IN CASH AND CASH EQUIVALENTS	(4,181)		(6,601)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	235,369		271,894
CASH AND CASH EQUIVALENTS - END OF PERIOD	231,188		265,293
NON-CASH ACTIVITIES:
Investments in property and equipment	51,111		38,518
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received from interest, net during the period	20,170		12,365
Cash paid for income tax, net during the period	$ 8,603		$ 8,461

[1]	Includes an increase of $282,582 in customers' advances, net.